UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period:March 31, 2026

Item 1. Report to Stockholders.
(a)

Stance Sustainable Beta ETF Ticker: CHGX Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Annual Shareholder report https://stancefunds.com/chgx

This annual shareholder report contains important information about the Stance Sustainable Beta ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://stancefunds.com/chgx. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Five Year	Since Inception (10/09/2017)
Stance Sustainable Beta ETF - NAV	14.10%	7.63%	11.36%
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index	15.35%	8.28%	12.05%
S&P 500 Index	17.80%	12.06%	13.61%
S&P 500 Equal Weight Total Return	12.80%	8.25%	10.63%
The S&P 500 Index is provided as a broad measure of market performance. The S&P 500 Equal Weight Total Return Index is provided as a measure of the Fund's investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://stancefunds.com/chgx for more recent performance information.
In a reorganization on April 4, 2025, the Fund acquired all of the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a tax-free reorganization (the “Reorganization”). The Predecessor ETF had an investment objective and investment strategies that were substantially similar as those of the Fund. The Fund’s performance for periods prior to April 4, 2025 is that of the Predecessor ETF.
In a reorganization on March 18, 2022, the Predecessor ETF acquired all the assets and liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Change Finance ETF”). The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Performance from October 9, 2017 through March 18, 2022 reflects that of the Change Finance ETF.
Annual Shareholder Report: March 31, 2026

Stance Sustainable Beta ETF Ticker: CHGX Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Annual Shareholder report https://stancefunds.com/chgx

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the 12-month period ended March 31, 2026, the Fund returned +14.10%, outperforming its benchmark, the S&P 500 Equal Weight Index, which returned +12.80%. The Fund primarily invested in large- and mid-cap U.S. equities across various sectors, with a focus on companies that meet rigorous environmental, social, and governance (ESG) criteria.

TOP PERFORMANCE CONTRIBUTORS

The Fund’s performance improved notably in the final quarter of the period. Key drivers included the exclusion of Tesla Inc. due to ESG criteria and underweight exposure to NVIDIA Corp., both of which declined sharply. The Fund’s equal weight methodology also boosted results through overweights in strong performers like AutoZone and O’Reilly Automotive.

TOP PERFORMANCE DETRACTORS

Information Technology Detracted from relative performance as the Fund’s largest sector drag. CHGX’s equal weight exposure to mega caps like Apple Inc. and NVIDIA Corp. limited upside participation earlier in the year and contributed to underperformance. However, the strategy proved protective in Q1, when NVIDIA fell sharply and CHGX’s underweight contributed positively to relative performance. Meanwhile, Microsoft Corp., removed mid-year for ESG reasons, contributed positively to relative performance. Together, these positions illustrate how the Fund’s approach reduces concentration risk and can cushion downside, though it may lag when a few dominant stocks drive the benchmark.

Consumer Staples — Detracted largely due to poor stock selection. Estée Lauder significantly underperformed. Nike Inc. also declined, further weighing on sector attribution.

Consumer Discretionary — Detracted due to selection effect. A notable laggard was Lennar Corp., a homebuilder that underperformed its benchmark peers.

Utilities — Both allocation and selection effects were negative, with holdings underperforming benchmark peers and the Fund maintaining an unfavorable weighting.

KEY FUND STATISTICS (as of Period End)
Net Assets	$135,387,421	Portfolio Turnover Rate*	95%
# of Portfolio Holdings	102	Advisory Fees Paid	$669,887
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.5%
Financials	14.2%
Health Care	10.8%
Communication Services	10.8%
Consumer Discretionary	10.7%
Industrials	9.8%
Consumer Staples	4.9%
Real Estate	3.1%
Materials	2.0%
Cash and Cash Equivalents	0.2%

Annual Shareholder Report: March 31, 2026

Stance Sustainable Beta ETF Ticker: CHGX Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Annual Shareholder report https://stancefunds.com/chgx

Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://stancefunds.com/chgx or by calling (215) 330-4476.
On April 4, 2025, the Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://stancefunds.com/chgx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: March 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 3/31/2026
(a) Audit Fees	$8,750
(b) Audit-Related Fees	N/A
(c) Tax Fees	$2,250
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 96.7%
Communication Services - 10.8%
Advertising - 1.0%
Omnicom Group, Inc.	17,231	$1,297,667

Broadcasting - 0.9%
Paramount Skydance Corp.	135,079	1,218,413

Cable & Satellite - 1.0%
Versant Media Group, Inc.	38,115	1,411,017

Integrated Telecommunication Services - 2.0%
Comcast Corp. - Class A	44,910	1,289,366
Verizon Communications, Inc.	27,518	1,381,404
		2,670,770
Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	6,977	1,422,401

Interactive Media & Services - 1.9%
Alphabet, Inc. - Class C	4,546	1,304,065
Snap, Inc. - Class A (a)	284,185	1,307,251
		2,611,316
Movies & Entertainment - 3.0%
Netflix, Inc. (a)	14,395	1,384,079
Walt Disney Co.	13,773	1,327,442
Warner Music Group Corp. - Class A	52,046	1,329,255
		4,040,776
Total Communication Services		14,672,360

Consumer Discretionary - 10.7%
Apparel Retail - 1.0%
Ross Stores, Inc.	6,542	1,417,193

Automotive Parts & Equipment - 1.0%
Aptiv PLC (a)	19,367	1,344,845

Automotive Retail - 0.9%
AutoZone, Inc. (a)	377	1,273,423

Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	21,535	1,382,547

The accompanying notes are an integral part of these financial statements.

1

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
Distributors - 1.0%
Genuine Parts Co.	12,807	$1,354,340

Footwear - 2.0%
Deckers Outdoor Corp. (a)	13,257	1,326,893
NIKE, Inc. - Class B	24,882	1,314,267
		2,641,160
Home Improvement Retail - 1.0%
Home Depot, Inc.	3,909	1,285,631

Homebuilding - 1.0%
Toll Brothers, Inc.	9,583	1,307,792

Leisure Products - 1.0%
Hasbro, Inc.	14,677	1,373,767

Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	2,157	1,127,486
Total Consumer Discretionary		14,508,184

Consumer Staples - 4.9%
Food Distributors - 1.0%
US Foods Holding Corp. (a)	15,360	1,416,345

Food Retail - 1.0%
Maplebear, Inc. (a)	36,741	1,376,318

Household Products - 1.0%
Church & Dwight Co., Inc.	13,799	1,287,723

Personal Care Products - 1.9%
Estee Lauder Cos., Inc. - Class A	16,408	1,177,602
Kenvue, Inc.	77,692	1,339,410
		2,517,012
Total Consumer Staples		6,597,398

Financials - 14.2%
Asset Management & Custody Banks - 1.1%
Bank of New York Mellon Corp.	12,092	1,434,474

Consumer Finance - 1.0%
American Express Co.	4,603	1,392,315

The accompanying notes are an integral part of these financial statements.

2

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
Financial Exchanges & Data - 3.0%
CME Group, Inc.	4,555	$1,345,319
Moody's Corp.	3,086	1,346,268
S&P Global, Inc.	3,205	1,363,215
		4,054,802
Insurance Brokers - 2.1%
Aon PLC - Class A	4,348	1,403,447
Marsh & McLennan Cos., Inc.	8,022	1,391,416
		2,794,863
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	14,978	1,407,632

Life & Health Insurance - 1.0%
Aflac, Inc.	12,651	1,387,941

Property & Casualty Insurance - 3.0%
Allstate Corp.	6,726	1,394,569
Progressive Corp.	6,743	1,336,732
Travelers Cos., Inc.	4,614	1,345,812
		4,077,113
Transaction & Payment Processing Services - 2.0%
Mastercard, Inc. - Class A	2,712	1,355,078
Visa, Inc. - Class A	4,440	1,341,946
		2,697,024
Total Financials		19,246,164

Health Care - 10.8%
Biotechnology - 2.9%
AbbVie, Inc.	6,147	1,336,911
Amgen, Inc.	3,718	1,308,178
Gilead Sciences, Inc.	9,341	1,301,855
		3,946,944
Health Care Equipment - 2.9%
Abbott Laboratories	12,622	1,295,901
Intuitive Surgical, Inc. (a)	2,874	1,324,885
Stryker Corp.	3,893	1,279,201
		3,899,987
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	2,789	1,370,877

Managed Health Care - 1.0%
UnitedHealth Group, Inc.	4,944	1,337,797

The accompanying notes are an integral part of these financial statements.

3

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	23,205	$1,407,383
Eli Lilly & Co.	1,396	1,283,999
Merck & Co., Inc.	11,919	1,433,737
		4,125,119
Total Health Care		14,680,724

Industrials - 9.8%
Aerospace & Defense - 1.0%
Rocket Lab Corp. (a)	20,243	1,300,006

Building Products - 2.0%
Carlisle Cos., Inc.	3,956	1,319,801
Carrier Global Corp.	23,882	1,344,795
		2,664,596
Construction & Engineering - 1.0%
EMCOR Group, Inc.	1,931	1,425,677

Environmental & Facilities Services - 2.0%
Republic Services, Inc.	6,243	1,367,342
Waste Management, Inc.	5,903	1,356,450
		2,723,792
Heavy Electrical Equipment - 0.9%
Bloom Energy Corp. - Class A (a)	9,064	1,228,081

Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	6,368	1,293,850

Research & Consulting Services - 1.9%
Equifax, Inc.	7,122	1,282,459
Verisk Analytics, Inc.	6,870	1,303,582
		2,586,041
Total Industrials		13,222,043

Information Technology - 33.5% (b)
Application Software - 7.9%
Adobe, Inc. (a)	5,072	1,232,902
Autodesk, Inc. (a)	5,499	1,316,461
Cadence Design Systems, Inc. (a)	4,759	1,322,383
Intuit, Inc.	3,074	1,329,136
Roper Technologies, Inc.	3,946	1,396,332
Salesforce, Inc.	7,669	1,431,572
Synopsys, Inc. (a)	3,226	1,279,044
The accompanying notes are an integral part of these financial statements.

4

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
Workday, Inc. - Class A (a)	10,406	$1,351,948
		10,659,778
Communications Equipment - 3.1%
Arista Networks, Inc. (a)	9,996	1,227,309
Ciena Corp. (a)	4,137	1,606,108
Cisco Systems, Inc.	17,960	1,393,516
		4,226,933
Electronic Manufacturing Services - 1.1%
TE Connectivity PLC	6,877	1,437,430

Internet Services & Infrastructure - 1.0%
Cloudflare, Inc. - Class A (a)	6,726	1,387,843

IT Consulting & Other Services - 2.0%
Accenture PLC - Class A	6,922	1,372,564
Cognizant Technology Solutions Corp. - Class A	22,158	1,359,393
		2,731,957
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	4,035	1,379,123
Teradyne, Inc.	4,640	1,375,574
		2,754,697
Semiconductors - 7.0%
Advanced Micro Devices, Inc. (a)	6,883	1,400,209
Intel Corp. (a)	29,828	1,316,309
Marvell Technology, Inc.	14,957	1,481,491
Micron Technology, Inc.	3,464	1,170,278
Monolithic Power Systems, Inc.	1,323	1,446,502
NVIDIA Corp.	7,555	1,317,592
Texas Instruments, Inc.	7,066	1,371,793
		9,504,174
Systems Software - 4.0%
Fortinet, Inc. (a)	16,574	1,354,427
Oracle Corp.	9,341	1,374,155
Palo Alto Networks, Inc. (a)	8,429	1,351,337
ServiceNow, Inc. (a)	12,713	1,329,144
		5,409,063
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	5,351	1,358,030
Dell Technologies, Inc. - Class C	9,704	1,592,718
Sandisk Corp. (a)	2,256	1,433,327
Seagate Technology Holdings PLC	3,632	1,422,872
Western Digital Corp.	5,242	1,417,909
		7,224,856
Total Information Technology		45,336,731
The accompanying notes are an integral part of these financial statements.

5

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
Materials - 2.0%
Specialty Chemicals - 1.0%
Ecolab, Inc.	4,961	$1,319,725

Steel - 1.0%
Steel Dynamics, Inc.	7,659	1,378,620
Total Materials		2,698,345
TOTAL COMMON STOCKS (Cost $122,186,059)		130,961,949

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Real Estate - 3.1%
Data Center REITs - 1.1%
Equinix, Inc.	1,462	1,433,111

Industrial REITs - 1.0%
Prologis, Inc.	10,249	1,354,713

Retail REITs - 1.0%
Simon Property Group, Inc.	7,266	1,355,327
Total Real Estate		4,143,151
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,650,372)		4,143,151

RIGHTS - 0.0% (c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	110,137	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (e)	245,637	245,637
TOTAL MONEY MARKET FUNDS (Cost $245,637)		245,637

TOTAL INVESTMENTS - 100.0% (Cost $126,082,068)		$135,350,737
Other Assets in Excess of Liabilities - 0.0% (c)		36,684
TOTAL NET ASSETS - 100.0%		$135,387,421

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

7

STANCE SUSTAINABLE BETA ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

ASSETS:
Investments, at value (See Note 2)	$135,350,737
Dividends receivable	94,732
Total assets	135,445,469

LIABILITIES:
Payable to adviser (See Note 3)	58,048
Total liabilities	58,048
NET ASSETS	$135,387,421

NET ASSETS CONSISTS OF:
Paid-in capital	$177,438,929
Total (accumulated losses)	(42,051,508)
Total net assets	$135,387,421

Net assets	$135,387,421
Shares issued and outstanding (a)	5,043,240
Net asset value per share	$26.85

Investments, at cost	$126,082,068

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2026(a)

INVESTMENT INCOME:
Dividend income	$1,726,072
Less: Issuance fees	(75)
Less: Dividend withholding taxes	(185)
Interest income	416
Total investment income	1,726,228

EXPENSES:
Investment advisory fees (See Note 3)	669,887
Total expenses	669,887
NET INVESTMENT INCOME (LOSS)	1,056,341

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(8,125,906)
In-kind redemptions	31,281,810
Net realized gain (loss)	23,155,904

Net change in unrealized appreciation (depreciation) on:
Investments	(4,832,762)
Net change in unrealized appreciation (depreciation)	(4,832,762)
Net realized and unrealized gain (loss)	18,323,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,379,483

(a)	The Fund acquired all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year ended March 31, 2026 (a)	Year ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$1,056,341	$996,515
Net realized gain (loss)	23,155,904	7,677,181
Net change in unrealized appreciation (depreciation)	(4,832,762)	(6,847,814)
Net increase (decrease) in net assets resulting from operations	19,379,483	1,825,882

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(909,071)	(990,564)
Total distributions to shareholders	(909,071)	(990,564)

CAPITAL TRANSACTIONS:
Shares sold	76,420,485	52,454,603
Shares issued in the reorganization(a)	14,562,209	—
Shares redeemed	(99,352,848)	(55,400,860)
Net increase (decrease) in net assets from capital transactions	(8,370,154)	(2,946,257)

NET INCREASE (DECREASE) IN NET ASSETS	10,100,258	(2,110,939)

Net Assets:
Beginning of the year	125,287,163	127,398,102
End of the year	$135,387,421	$125,287,163

SHARES TRANSACTIONS:
Shares sold	2,870,000	1,400,000
Shares issued in the reorganization(a)	673,750	—
Shares converted at time of reorganization(a)	1,889,516	—
Shares redeemed	(3,790,026)	(1,475,000)
Total increase (decrease) in shares outstanding	1,643,240	(75,000)

(a)	The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio of 1.5557401:1 (i.e., shareholders of the Predecessor ETF received 1.5557401 shares of the Fund for each share of the Predecessor ETF) after the close of business April 4, 2025. See Note 1 in the accompanying Notes to Financial Statements. Share amounts for all periods have been adjusted to reflect the conversion ratio of 1.5557401:1.
The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

FINANCIAL HIGHLIGHTS

	Year ended			Period ended	Year ended
	3/31/2026(f)	3/31/2025(f)	3/31/2024(f)	03/31/2023(f)(g)	7/31/2022(f)(i)	7/31/2021(f)(i)
PER SHARE DATA:

Net asset value, beginning of period	$23.69	$23.56	$18.56	$18.44	$21.89	$15.71

INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.19	0.19	0.14	0.19	0.16
Net realized and unrealized gain (loss) on investments(b)	3.14	0.12	5.01	0.17	(3.51)	6.13
Total from investment operations	3.34	0.31	5.20	0.31	(3.32)	6.29

Net investment income	(0.18)	(0.18)	(0.20)	(0.19)	(0.13)	(0.11)
Total distributions	(0.18)	(0.18)	(0.20)	(0.19)	(0.13)	(0.11)

Net asset value, end of period	$26.85	$23.69	$23.56	$18.56	$18.44	$21.89

TOTAL RETURN(c)	14.10%	1.27%	28.14%	1.78%(h)	(15.29)%	40.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$135,387	$125,287	$127,398	$116,957	$103,281	$80,042
Ratio of expenses to average net assets(d)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(d)	0.77%	0.77%	0.96%	1.17%	0.94%	0.82%
Portfolio turnover rate(c)(e)	95%	45%	66%	41%	162%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio of 1.5557401:1 after the close of business April 4, 2025. See Note 1 in the accompanying Notes to Financial Statements. Share amounts for all periods have been adjusted to reflect the conversion ratio of 1.5557401:1.
(g)	Fiscal year end changed to March 31, effective February 1, 2023.
(h)	Non-affiliate reimbursed the Fund $72,000 for errors during processing. The reimbursement had a 0.07% impact to the Fund's performance
(i)	In a reorganization on March 18, 2022, the Predecessor ETF acquired all the assets and liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Change Finance ETF”). The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Financial information from August 1, 2020 through March 18, 2022 reflects that of the Change Finance ETF.

The accompanying notes are an integral part of these financial statements.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026

NOTE 1 – ORGANIZATION

The Stance Sustainable Beta ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund acquired all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF except as to the net asset value of the Fund, which was retained. As a part of the reorganization and due to the retention of the net asset value, the Fund had a conversion ratio of 1.5557401:1 after the close of business April 4, 2025, which resulted in the issuance of an additional 1,889,516 Predecessor ETF shares contributed at the time of the reorganization. For financial reporting purposes, the Predecessor ETF is deemed to be the accounting survivor, and as a result, the financial statements and financial highlights do not reflect the operations of the Fund except as to the combined operations of the Predecessor ETF and the Fund after the reorganization. The assets received and shares issued by the Fund as part of the reorganization were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor ETF was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the combined operations of the Predecessor ETF and the Fund is March 31.

As of April 4, 2025, the net assets of the Predecessor ETF were $114,325,856, including $4,601,517 of net unrealized appreciation of investments, and the net assets of the Fund were $14,562,209, including $1,499,982 of net unrealized depreciation of investments, all of which were merged in the Fund at the closing of the reorganization. For the purpose of financial reporting, as the Predecessor ETF was the accounting survivor, the transfer of net assets resulted in the issuance of 673,750 additional shares of the Fund and a NAV per share of the Fund of $21.61 at the closing of the reorganization. The reorganization was accomplished by a tax-free exchange of shares. There was no substantial change in the objective of the investment portfolio before and after the reorganization. There are no material differences in accounting policies of the Predecessor ETF as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor ETF did not affect the Fund’s portfolio turnover ratio for the period ended March 31, 2026.

Assuming the merger had been completed on April 1, 2025, the beginning of the annual reporting period of the Predecessor ETF, the Fund’s pro forma results of operations for the year ended March 31, 2026, were $16,919,835 of net realized and unrealized gains on investments and $1,060,855 of net investment income, for a combined total increase from operations of $17,980,690. As the investment portfolios have been managed as a single integrated portfolio since the merger was complete, it is not practical to separate the amounts of revenue and earnings of the pre-merger Fund that have been included in the Fund’s statement of operations since April 4, 2025.

In a reorganization on March 18, 2022, the Predecessor ETF acquired all the assets and liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Change Finance ETF”). The Change Finance ETF’s performance and financial history were adopted by the Predecessor ETF. Financial information from October 9, 2017 (the commencement of operations of the Change Finance ETF) through March 18, 2022 reflects that of the Change Finance ETF.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is March 31, 2026, and the period covered by these Notes to Financial Statements is from April 1, 2025 to March 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$130,961,949	$—	$—	$130,961,949
Real Estate Investment Trusts	4,143,151	—	—	4,143,151
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	245,637	—	—	245,637
Total Investments	$135,350,737	$—	$ 0(a)(b)	$135,350,737

(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

During the current fiscal period, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The reorganization, as described in Note 1, resulted in reclassifications of capital accounts due to wash sales and capital loss carry forwards.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

For the current fiscal period, the following table shows the reclassifications made for the Fund:

Distributable Earnings	Paid-in Capital
$(47,147,681)	$47,147,681

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

Stance Capital LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$131,844,889	$128,983,564

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$71,313,749	$96,767,249

There were no purchases or sales of U.S. Government securities during the current fiscal period.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period for the Fund were as follows:

Tax cost of Investments	$127,234,874
Gross tax unrealized appreciation	18,410,773
Gross tax unrealized depreciation	(10,294,910)
Net tax unrealized appreciation (depreciation)	$8,115,863
Undistributed ordinary income	455,437
Undistributed long-term gain	—
Total distributable earnings	455,437
Other accumulated gain (loss)	(50,622,808)
Total accumulated gain (loss)	$(42,051,508)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire.

Unlimited Short-Term	Unlimited Long-Term
$(41,039,096)	$(9,583,712)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended March 31, 2025 for the Predecessor ETF were as follows:

Current Fiscal Period (a)(b)	Fiscal Year Ended March 31, 2025
Ordinary Income
$909,071	$990,564

(a)	The Fund acquired all the assets and liabilities of the Predecessor ETF in a reorganization on April 4, 2025. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including April 4, 2025, reflects that of the Predecessor ETF. As a part of the reorganization, the Fund had a conversion ratio of 1.5557401:1 after the close of business April 4, 2025. See Note 1 in the accompanying Notes to Financial Statements. Share amounts for all periods have been adjusted to reflect the conversion ratio of 1.5557401:1.
(b)	In conjunction with the Reorganization described in Note 1, and in order to meet the distribution requirements under Subchapter M to maintain Registered Investment Company ("RIC") status, the Fund paid a “deficiency dividend” as described in Section 860(f) of the Internal Revenue Code, in the amount of $258,110.

STANCE SUSTAINABLE BETA ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Stance Sustainable Beta ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Stance Sustainable Beta ETF (formerly, AXS Change Finance ESG ETF) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years ended March 31, 2026 and the financial highlights for each of the three years in the period ended March 31, 2026, the eight months period ended March 31, 2023 and for the year ended July 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended July 31, 2021 were audited by other auditors, whose report dated September 28, 2021 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 29, 2026

STANCE SUSTAINABLE BETA ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Predecessor ETF may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Predecessor ETF was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Predecessor ETF was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 1, 2026